Financial risk management (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Value at risk	$ 260,000	$ 257,995
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 43,289	$ 33,227